Debt (Details) (USD $)	6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended				1 Months Ended		1 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended			6 Months Ended					1 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 2019 Notes	Jun. 30, 2011 2019 Notes	Dec. 31, 2011 2019 Notes	Dec. 31, 2011 2019 Notes Twelve-month period beginning on February 15, 2015	Dec. 31, 2011 2019 Notes Twelve-month period beginning on February 15, 2016	Dec. 31, 2011 2019 Notes Twelve-month period beginning on February 15, 2017 and at any time thereafter	Jan. 31, 2011 January Notes	Jan. 20, 2011 January Notes	Oct. 31, 2011 October Notes	Oct. 19, 2011 October Notes	Jan. 31, 2011 Term Loan	Jun. 30, 2011 Term Loan	Dec. 31, 2011 Term Loan	Dec. 31, 2010 Term Loan	Dec. 31, 2011 Letters of credit	Jun. 30, 2012 Letters of credit letter	Jun. 30, 2012 2022 Notes	Apr. 27, 2012 2022 Notes	Jun. 30, 2012 2022 Notes Minimum	Jun. 30, 2012 2022 Notes Maximum	Jun. 30, 2012 2022 Notes Twelve-month period beginning on May 1, 2017	Jun. 30, 2012 2022 Notes Twelve-month period beginning on May 1, 2018	Jun. 30, 2012 2022 Notes Twelve-month period beginning on May 1, 2019	Jun. 30, 2012 2022 Notes Twelve-month period beginning on May 1, 2020 and at any time thereafter	Oct. 31, 2011 Senior Secured Credit Facility	Jan. 31, 2011 Senior Secured Credit Facility	Jun. 30, 2012 Senior Secured Credit Facility	Jun. 30, 2011 Senior Secured Credit Facility	Dec. 31, 2011 Senior Secured Credit Facility	Dec. 31, 2010 Senior Secured Credit Facility	Dec. 31, 2009 Senior Secured Credit Facility	Jun. 30, 2011 Broad Oak Credit Facility	Jul. 02, 2011 Broad Oak Credit Facility	Dec. 31, 2010 Broad Oak Credit Facility	Dec. 31, 2011 Senior Secured Credit Facility item	Dec. 31, 2010 Senior Secured Credit Facility	Dec. 31, 2009 Senior Secured Credit Facility
Debt
Cash payments for interest	$ 28,461,000	$ 6,626,000	$ 31,157,000	$ 15,223,000	$ 7,096,000
Amortization and write-off of deferred loan costs and other adjustments	2,321,000	5,155,000	4,231,000	2,256,000	493,000
Change in accrued interest	6,081,000	10,471,000	18,570,000	1,003,000	(125,000)
Interest costs incurred	36,863,000	22,252,000
Less capitalized interest	(505,000)
Total interest expense	36,358,000	22,252,000	50,580,000	18,482,000	7,464,000
Debt
Weighted average interest rate (as a percent)						4.73%	4.19%	8.98%									0.31%	0.51%	4.49%			1.29%										0.72%	0.75%	2.07%	3.38%	3.67%	3.07%			3.07%	4.27%	4.65%
Weighted average principal						550,000,000	350,000,000	392,319,000									100,000,000	100,000,000	100,000,000			500,000,000										190,085,000	68,056,000	299,502,000	180,788,000	154,011,000	122,904,000			122,904,000	123,782,000	27,657,000
Debt issued												350,000,000		200,000,000						20,000,000
Interest rate (as a percent)													9.50%		9.50%	9.25%							7.375%
Repayments of debt																100,000,000														200,000,000	177,500,000
Borrowing capacity			1,000,000,000																		20,000,000											785,000,000								1,000,000,000
Redemption price of debt instrument (as a percent)									104.75%	102.375%	100.00%															103.688%	102.458%	101.229%	100.00%
Percentage of the principal amount of the debt instrument which the entity may redeem with the proceeds from certain equity offerings																									35.00%
Redemption price of the debt instrument if redeemed with the proceeds of certain equity offerings before May 1, 2015 (as a percent)																						107.375%
Percentage of principal amount of the 2022 Notes issued under the Indenture, which must remain outstanding immediately after redemption																								65.00%
Redemption period of the Notes following the closing date of equity offering (in days)																									180 days
Percentage of the principal amount of the debt instrument which the entity may redeem if a change of control occurs prior to May 1, 2013																						110.00%
Outstanding amount																				$ 30,000	$ 30,000																$ 265,400,000	$ 600,000,000	$ 214,100,000	$ 85,000,000
Number of letters of credit outstanding																					1													1						1